PGIM S&P 500 Buffer 20 ETF - November
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 103.7%
Affiliated Mutual Fund 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $111,122)(wb)	111,122	$111,122
Options Purchased*~ 102.5%
(cost $9,089,930)		9,575,383

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.7% (cost $9,201,052)		9,686,505
Options Written*~ (3.7)%
(premiums received $378,044)		(346,219)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,823,008)		9,340,286
Liabilities in excess of other assets(z) (0.0)%		(2,579)

Net Assets 100.0%		$9,337,707

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$5.69		152		15	$9,497,247
SPDR S&P 500 ETF Trust	Put	10/31/25	$568.64		152		15	78,136
Total Options Purchased (cost $9,089,930)								$9,575,383
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$631.30		152		15	$(329,013)
SPDR S&P 500 ETF Trust	Put	10/31/25	$454.91		152		15	(17,206)
Total Options Written (premiums received $378,044)								$(346,219)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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